Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Spear Alpha ETF
Shareholder Report [Line Items]
Fund Name	Spear Alpha ETF
Class Name	Spear Alpha ETF
Trading Symbol	SPRX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Spear Alpha ETF for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://spear-funds.com/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://spear-funds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spear Alpha ETF	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
•	The Fund was up 25.84% over the past year, outperforming the S&P 500® Total Return Index by 10.68% and the NASDAQ Composite Total Return Index by 10.16%.
•	The impact of Artificial Intelligence (AI) broadened out from the hardware layer to other areas such as software infrastructure and cybersecurity, which positively impacted the Fund’s performance.
•
We are on the cusp of a new investment cycle in AI infrastructure driven by a technological transition from the first generation of AI hardware to a more complex second generation, which requires completely new data centers and associated infrastructure (power generation, networking, etc.).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/03/2021)
Spear Alpha ETF NAV	25.84	10.66
S&P 500® Total Return Index	15.16	10.71
NASDAQ Composite Total Return Index	15.68	9.44

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://spear-funds.com/ for more recent performance information. Visit https://spear-funds.com/ for more recent performance information.
Net Assets	$ 60,745,210
Holdings Count | $ / shares	25
Advisory Fees Paid, Amount	$ 399,487
Investment Company Portfolio Turnover	148.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$60,745,210
Number of Holdings	25
Net Advisory Fee	$399,487
Portfolio Turnover	148%

Holdings [Text Block]

Top Sectors	(%)
Technology	64.4%
Communications	13.0%
Utilities	10.1%
Industrial	10.1%
Basic Materials	0.0%
Cash & Other	2.4%

Top 10 Issuers	(%)
NVIDIA Corp.	12.2%
Cloudflare, Inc.	10.2%
Astera Labs, Inc.	7.9%
Marvell Technology, Inc.	7.0%
GE Vernova, Inc.	5.7%
IonQ, Inc.	5.2%
Vistra Corp.	5.2%
Constellation Energy Corp.	4.9%
Snowflake, Inc.	4.9%
Zscaler, Inc.	4.7%

Updated Prospectus Web Address	https://spear-funds.com/